Income Taxes (Significant Changes Recognized To Deferred Income Tax Assets (Liabilities)) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2021	Aug. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities), beginning of period	$ (1,967)	$ (1,871)
Recognized in statement of income	16	59
Recognized in other comprehensive income	13	1
Deferred tax assets (liabilities), end of period	(1,996)	(1,967)
IFRIC 23 Adoption [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effect of IFRS/IFRIC adoption		(38)
Property, Plant And Equipment And Software Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities), beginning of period	(394)	(299)
Recognized in statement of income	(18)	(51)
Deferred tax assets (liabilities), end of period	(412)	(394)
Property, Plant And Equipment And Software Assets [Member] | IFRS 16 Adoption [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effect of IFRS/IFRIC adoption		(4)
Property, Plant And Equipment And Software Assets [Member] | IFRIC 23 Adoption [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effect of IFRS/IFRIC adoption		(40)
Broadcast Rights, Licences, Customer Relationships, Trademark And Brands [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities), beginning of period	(1,634)	(1,626)
Recognized in statement of income	(16)	(10)
Deferred tax assets (liabilities), end of period	(1,650)	(1,634)
Broadcast Rights, Licences, Customer Relationships, Trademark And Brands [Member] | IFRIC 23 Adoption [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effect of IFRS/IFRIC adoption		2
Partnership Income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities), beginning of period	(11)	(32)
Recognized in statement of income	(62)	21
Deferred tax assets (liabilities), end of period	(73)	(11)
Non Capital Loss Carryforwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities), beginning of period	106	93
Recognized in statement of income	56	13
Deferred tax assets (liabilities), end of period	162	106
Accrued Charges [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets (liabilities), beginning of period	(34)	(7)
Recognized in statement of income	21	(32)
Recognized in other comprehensive income	(13)	1
Deferred tax assets (liabilities), end of period	(26)	(34)
Accrued Charges [Member] | IFRS 16 Adoption [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effect of IFRS/IFRIC adoption		$ 4
Capital Loss Carry- Forwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized in statement of income	3
Deferred tax assets (liabilities), end of period	$ 3